Financial risk management and financial instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value
Total financial assets at fair value by level	€ 9,923	€ 7,866
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,468	1,559
Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,458	1,539
Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	8	14
Financial liabilities at fair value
Total financial liabilities at fair value by level	10	20
Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	3,525	3,550
Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	826	263
Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	370	685
Short term investments: | Agency securities
Financial assets at fair value
Total financial assets at fair value by level	2
Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	525	908
Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	1,751	695
Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	735	116
Long term investments
Financial assets at fair value
Total financial assets at fair value by level	2,181	1,635
Level 1
Financial assets at fair value
Total financial assets at fair value by level	7,567	6,155
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	3,525	3,550
Level 1 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	826	263
Level 1 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	370	676
Level 1 | Short term investments: | Agency securities
Financial assets at fair value
Total financial assets at fair value by level	0
Level 1 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	735	116
Level 1 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	2,111	1,550
Level 2
Financial assets at fair value
Total financial assets at fair value by level	2,286	1,626
Financial liabilities at fair value
Total financial liabilities at fair value by level	10	20
Level 2 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	8	14
Financial liabilities at fair value
Total financial liabilities at fair value by level	10	20
Level 2 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	9
Level 2 | Short term investments: | Agency securities
Financial assets at fair value
Total financial assets at fair value by level	2
Level 2 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	525	908
Level 2 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	1,751	695
Level 2 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3
Financial assets at fair value
Total financial assets at fair value by level	70	85
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,458	1,539
Level 3 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,458	1,539
Level 3 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 3 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Agency securities
Financial assets at fair value
Total financial assets at fair value by level	0
Level 3 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	€ 70	€ 85